Submission	Aug. 20, 2024
Submission [Line Items]
Central Index Key	0000813762
Registrant Name	ICAHN ENTERPRISES L.P.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES